Purchases and other expenses - Other liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of operating segments [line items]
Fines paid		€ 350
Orange Polska and subsidiaries [member] | POLAND
Disclosure of operating segments [line items]
Fines paid	€ 152